LORD ABBETT RESEARCH FUND, INC.

Lord Abbett Dividend Growth Fund

Lord Abbett Growth Opportunities Fund

Supplement dated May 14, 2021 to the

Prospectus and Statement of Additional Information dated April 1, 2021

The following changes are effective May 15, 2021:

The following table replaces the table in the subsection under “Dividend Growth Fund – Management – Portfolio Managers” on page 9 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Darnell C. Azeez, Managing Director and Portfolio Manager	2019
Marc Pavese, Partner and Director of Quantitative Research	2012
Jeffrey Rabinowitz, Portfolio Manager	2020
Servesh Tiwari, Portfolio Manager	2019
Subrata Ghose, Portfolio Manager	2021

The following table replaces the table in the subsection under “Growth Opportunities Fund – Management – Portfolio Managers” on page 18 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Jeffrey Rabinowitz, Portfolio Manager	2017
Heidi Lawrence, Portfolio Manager	2021
James B. Sullivan, Portfolio Manager	2021

The following paragraphs replace the second and third paragraphs under “Management and Organization of the Funds – Portfolio Managers” on page 47 of the prospectus:

Dividend Growth Fund. Darnell C. Azeez, Managing Director and Portfolio Manager, heads the Fund’s team. Mr. Azeez joined Lord Abbett in 2002. Additional members of the Fund’s team are Marc Pavese, Partner and Director of Quantitative Research, Jeffrey Rabinowitz, Portfolio Manager, Servesh Tiwari, Portfolio Manager, and Subrata Ghose, Portfolio Manager. Messrs. Pavese, Rabinowitz, Tiwari, and Ghose joined Lord Abbett in 2008, 2017, 2015, and 2011, respectively. Mr. Rabinowitz was formerly Managing Director and Portfolio Manager/Technology Analyst at Jennison Associates LLC from 2014 to 2017. Messrs. Azeez, Pavese, Rabinowitz, Tiwari, and Ghose are jointly and primarily responsible for the day-to-day management of the Fund.

Growth Opportunities Fund. Jeffrey Rabinowitz, Portfolio Manager, heads the Fund’s team. Mr. Rabinowitz joined Lord Abbett in 2017 and was formerly Managing Director and Portfolio Manager/Technology Analyst at Jennison Associates LLC from 2014 to 2017. Additional members of the Fund’s team are Heidi Lawrence, Portfolio Manager, and James B. Sullivan, Portfolio Manager. Ms. Lawrence and Mr. Sullivan joined Lord Abbett in 2014. Messrs. Rabinowitz and Sullivan, and Ms. Lawrence are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Dividend Growth Fund[1]
Darnell C. Azeez	3	5,828.4	0	0	0	0
Marc Pavese	3	5,828.4	0	0	0	0
Jeffrey Rabinowitz	5	1,313.1	0	0	0	0
Servesh Tiwari	3	5,836.2	2	3.8	0	0
Growth Opportunities Fund[2]
Jeffrey Rabinowitz	5	3,251.0	0	0	0	0

1 Subrata Ghose was newly added to the Fund effective May 15, 2021 and his other accounts managed will be reported in a future filing.

2 Heidi Lawrence and James B. Sullivan were newly added to the Fund effective May 15, 2021 and their other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-1 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Dividend Growth Fund
Darnell C. Azeez	$100,001-$500,000
Marc Pavese	Over $1,000,000
Jeffrey Rabinowitz	$0
Servesh Tiwari	$100,001-$500,000
Subrata Ghose[1]	N/A
Growth Opportunities Fund
Jeffrey Rabinowitz	Over $1,000,000
Heidi Lawrence[2]	N/A
James B. Sullivan[2]	N/A

1 Subrata Ghose was added to the Fund effective May 15, 2021 and his portfolio holdings will be reported in a future filing.

2 Heidi Lawrence and James B. Sullivan were added to the Fund effective May 15, 2021 and their portfolio holdings will be reported in a future filing.

Please retain this document for your future reference.